Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Share-based Payments have been Granted

During the period, the following share-based payments have been granted/reversed:

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Recognized in profit & loss :
Director options (1&2)	(867,273)	549,174	332,560
Consultant options (1&3)	(394,216)	249,624	144,590
Total options granted	(1,261,489)	798,798	480,159

Performance Rights
Performance rights	-	(463,129)	300,076
Total performance rights	-	(463,129)	300,076
Total	(1,261,489)	335,669	780,235

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$
Recognized in equity:
Options issued to brokers	-	-	636,670
Broker options on or before July 25, 2028(4)	112,792	-
Broker options on or before September 24, 2029(5)	68,098	-	-
	180,890	-	636,670

Schedule of Movements in Options on Issue Over Ordinary Shares

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2025 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 30 November 2025	1.20	8,250,000	-	-	-	8,250,000
On or before 30 November 2024	1.10	13,614,264	-	-	(13,614,264)	-
On or before 16 January 2026	0.91	1,714,286	-	-	-	1,714,286
On or before 30 June 2025	1.00	216	-	-	(216)	-
On or before 25 July 2029 (Quoted in the USA)*	0.1806	-	31,350,000	(14,460,420)	-	16,889,580
On or before 25 July 2028 (Quoted in the USA)*	0.2580	-	1,425,000	-	-	1,425,000
On or before 24 September 2029 (Quoted in the USA)*	0.183	-	1,419,000	-	-	1,419,000
		23,578,766	34,194,000	(14,460,420)	(13,614,480)	29,697,866

*	Nasdaq options are quoted on a 60 to 1 basis

Option/Warrant movement June 2024

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2024 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 29 December 2023	0.75	1,100,000	-	-	(1,100,000)	-
On or before 7 October 2023	2.20	1,900,000	-	-	(1,900,000)	-
On or before 30 November 2025	1.20	8,250,000	-	-	-	8,250,000
On or before 30 November 2024	1.10	13,614,264	-	-	-	13,614,264
On or before 16 January 2026	0.91	1,714,286	-	-	-	1,714,286
On or before 30 April 2024 (1)	0.70	6,993,608	-	(251)	(6,993,357)	-
On or before 30 June 2025	1.00	-	216	-	-	216
		33,572,158	216	(251)	(9,993,357)	23,578,766

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Option/Warrant movement June 2023

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2023 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	0.40	6,100,000	-	(6,100,000)	-	-
On or before 28 October 2022	0.56	150,000	-	(150,000)	-	-
On or before 28 January 2023	0.60	750,000	-	-	(750,000)	-
On or before 2 December 2022	3.00	1,050,000	-	-	(1,050,000)	-
On or before 29 December 2023	0.75	1,100,000	-	-	-	1,100,000
On or before 20 May 2023	1.35	1,100,000	500,000	-	(1,600,000)	-
On or before 23 Sept 2023	2.20	1,700,000	200,000	-	-	1,900,000
On or before 30 November 2024	1.10	-	13,614,264	-	-	13,614,264
On or before 30 November 2025	1.20	-	8,250,000	-	-	8,250,000
On or before 16 January 2026	0.91	-	1,714,286	-	-	1,714,286
On or before 30 April 2024 (1)	0.70	-	6,993,793	(185)	-	6,993,608
Total		11,950,000	31,272,343	(6,250,185)	(3,400,000)	33,572,158

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Schedule of Vesting Conditions for the Rights

Class of Performance	Applicable	Lapse	Rights
Rights	Milestone	Date	Issued

Class A Performance Rights	Completion of either a pre-feasibility study or a definitive feasibility study of the Korbel Main deposit that demonstrates at the time of reporting that extraction is reasonably justified and economically mineable indicating an internal rate of return to the Company of greater than 20% and an independently verified JORC classified mineral reserve equal to or greater than 1,500,000 oz Au with an average grade of not less than 0.4g/t for not less than 116Mt.	5 years from issue	600,000
Class B Performance Rights	Completion of the first gold pour (defined as a minimum quantity of 500 oz.) from the Korbel Main deposit.	5 years from issue	600,000
Class C Performance Rights	Achievement of an EBITDA of more than A$20m in the second half-year reporting period following the commencement of commercial operations at the Korbel Main deposit.	5 years from issue	1,200,000

Schedule of Performance Rights Granted During Period as Share Based Payments

Set out below are the summaries of Performance rights granted during period as share based payments

			Price at				Expired/	Balance at
			grant				Lapsed/	the end of
Grant date	Expiry date	Class	date		Granted	Exercised	other	the year

24/11/2021	24/11/2026	A	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	B	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	C	A$	1.30	1,200,000	-	-	1,200,000